OTHER ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued payroll and related benefits and taxes		$ 6,812	$ 6,192
Accrued royalties		3,401	1,557
Agent and sales commissions		2,501	1,078
Right-of-use lease liability, current portion		2,671	3,397
Tax liabilities		1,967	696
Product warranty liabilities		1,019	981
Accrued 5G small cell costs		0	1,367
Manufacturing accruals		1,243	98
Other		2,924	2,068
Other accrued expenses		22,538	$ 17,434
Airspan [Member]
Accrued payroll and related benefits and taxes	$ 6,875	6,812
Accrued royalties	4,350	3,401
Agent and sales commissions	3,659	2,501
Right-of-use lease liability, current portion	2,945	2,671
Tax liabilities	613	1,967
Product warranty liabilities	1,099	1,019
Manufacturing accruals	2,592	1,243
Other	3,026	2,055
Other accrued expenses	26,251	22,538
Marketing accruals	$ 1,092	$ 869